Income and Expenses Relating to Life Insurance Operations	6 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Income and Expenses Relating to Life Insurance Operations
17.	Income and Expenses Relating to Life Insurance Operations
Life insurance premiums and related investment income for the six months ended September 30, 2024 and 2025 consist of the following:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Life insurance premiums	¥229,185	¥241,599
Life insurance related investment income*	4,623	58,109

	¥233,808	¥299,708

*
Life insurance related investment income for the six months ended September 30, 2024 and 2025 include net unrealized holding of
a
loss
of ¥997 million and a
gain
of ¥30,360 million on equity securities held as of September 30, 2024 and 2025, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six months ended September 30, 2024 and 2025, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Reinsurance benefits	¥969	¥9,170
Reinsurance premiums	(2,438)	(2,593)
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures and foreign exchange contracts, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.

The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six months ended September 30, 2024 and 2025 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(2,704)	¥21,706
Net gains or losses from derivative contracts :	(131)	(1,148)
Futures	(141)	(1,106)
Foreign exchange contracts	10	(42)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(15,980)	¥6,707
Insurance costs recognized for insurance and annuity payouts as a result of insured events	11,839	10,571
Changes in the fair value of the reinsurance contracts	(73)	1,071